Supplement to the
Fidelity® Risk Parity Fund
April 1, 2025
Prospectus

Avishek Hazrachoudhury no longer serves as Co-Portfolio Manager of the fund.
The following information replaces similar information found in the "Fund Summary" section under the "Portfolio Manager(s)" heading.
Christopher Kelliher (Portfolio Manager) has managed the fund since 2023.
The following information replaces the biographical information found in the "Fund Management" section under the "Portfolio Manager(s)" heading.
Christopher Kelliher is Portfolio Manager of Fidelity® Risk Parity Fund, which he has managed since 2023. Since joining Fidelity Investments in 2019, Mr. Kelliher has worked as a quantitative analyst and portfolio manager.
GMO-PSTK-0725-102 1.9910261.102	July 1, 2025
Supplement to the
Fidelity® Risk Parity Fund
Class A, Class M, Class C, Class I, and Class Z
April 1, 2025
Prospectus

Avishek Hazrachoudhury no longer serves as Co-Portfolio Manager of the fund.
The following information replaces similar information found in the "Fund Summary" section under the "Portfolio Manager(s)" heading.
Christopher Kelliher (Portfolio Manager) has managed the fund since 2023.
The following information replaces the biographical information found in the "Fund Management" section under the "Portfolio Manager(s)" heading.
Christopher Kelliher is Portfolio Manager of Fidelity® Risk Parity Fund, which he has managed since 2023. Since joining Fidelity Investments in 2019, Mr. Kelliher has worked as a quantitative analyst and portfolio manager.
AGMO-PSTK-0725-102 1.9910260.102	July 1, 2025